Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Profit/(loss) before income tax	$ (29,621,520)	$ 7,685,243	$ 7,102,486
Adjustments for:
Impairment loss on intangible assets	918,324
Provision for allowance for expected credit losses - trade receivables	5,155,117	549,924	342,353
Provision for allowance for expected credit losses - other receivables	3,268,968	369,347
Provision for allowance for expected credit losses - loan receivables	31,867	53,252	59,317
Non-cash revenue received in shares	(4,476,756)
Acquisition of financial assets in shares	(31,974,000)
Reversal on impairment allowance of trade receivables	(60,808)
Reversal on impairment allowance of other receivables	(265,920)
Reversal on impairment allowance of loan receivables	(5,780)
Loss on investment	868,346
Fair value loss on financial assets, at fair value through profit or loss		14,407
Share-based compensation awards	6,651,698	1,890,495	970,024
Share option expenses	308,878
Director fees paid in shares	4,487,613
Share based payment – consultancy fees	4,511,659	2,900,939
Fair value loss on derivative liabilities through profit and loss	1,067,076
Write-off on intangible assets	45,765	4,251
Depreciation of property and equipment	130,652	89,414	69,315
Depreciation of right-of-use assets	405,866	148,644	92,571
Amortisation of intangible assets	955,970	207,989
Change in working capital, net of effects from acquisition and disposal of subsidiaries	42,108,520	399,540
Bad debt written off	4,271,583
Conversion of convertible notes
Issuance of warrant liabilities	503,709
Loss on dissolve of subsidiaries		1,033
Change in fair value of warrant liabilities		33,977
Interest expense	619,994	131,912	19,787
Interest income	(4,908)	(4,140)	(1,596)
Operating cash flows before movements in working capital	9,901,913	14,476,227	8,654,257
Trade and other receivables	(15,982,127)	11,989,387	(3,119,228)
Inventories	(257,485)
Loan receivables		(8,717,135)	(8,029,277)
Trade and other payables	8,821,916	4,693,637	3,829,793
Cash generated from/(used in) operations	2,484,217	22,442,116	1,335,545
Income tax (paid)/refund	133,573	(162,609)	(184,317)
Net cash generated from/(used in) operating activities	2,617,790	22,279,507	1,151,228
Investing activities
Acquisition of property and equipment	(953,191)	(327,077)	(433,922)
Acquisition of intangible assets	(5,920,209)	(2,290,423)	(24,316)
Interest received	4,908	4,140	1,596
Acquisition of financial assets, at fair value through other comprehensive income	(7,515,616)	(47,710,805)	(9,494,041)
Proceeds from disposal of financial assets, at fair value through other comprehensive income	4,248,592	1,678,000	5,975,424
Proceeds from disposal of subsidiaries, net of cash and cash equivalents disposed of	(62,833,133)
Proceeds from disposal of financial assets, at fair value through profit and loss		1,785
Net cash used in investing activities	(72,968,649)	(48,644,380)	(3,975,259)
Financing activities
Proceeds from issuance of ordinary shares	53,681,106	35,013,797
Proceeds from lease liabilities	1,159,035
Repayment of other borrowings			(10,829)
Repayment of bank borrowings	(9,673)	(23,989)	(26,273)
Interest paid – lease obligation		(9,491)	(19,787)
Interest paid – convertible notes
Interest paid	(619,994)
Proceeds from initial public offering, net of transaction cost			3,804,044
Payment for initial public offering expense			(99,535)
Payment for lease liabilities	(1,585,022)	(160,827)	(81,867)
Repayment of advances made from related parties	(439,048)	(290,882)	(498,178)
Proceeds from issuance of convertible notes	14,000,000
Dividend paid			(103,809)
Net cash generated from financing activities	66,186,404	34,528,608	2,963,766
Net increase/(decrease) in cash and cash equivalents	(4,164,455)	8,163,735	139,735
Foreign exchange effect	(2,995,481)	(1,073,291)
Cash and bank balances at beginning of year	8,100,899	1,010,455	870,720
Cash and bank balances at end of year	$ 940,963	$ 8,100,899	$ 1,010,455